Short-Term Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of short-term bank borrowings
	As of March 31,	As of March 31,
	2022	2021
Industrial Bank Co., Ltd	$1,102,675	$1,065,238
Postal Saving Bank of China	1,165,685	1,171,762
Total	$2,268,360	$2,237,000

Schedule of secure short term borrowings
	As of March 31,	As of March 31,
	2022	2021
Buildings, net	$2,076,215	$5,062,724
Land use rights, net	93,140	758,504
Total	$2,169,355	$5,821,228